Disclosure of detailed information about tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current year	$ 2,410	$ 1,845
Prior year	274	45
Current tax expense (income)	2,684	1,890
Current year movement in recognized temporary differences and losses	(1,223)	(345)
Deferred tax expense (recovery)	(1,223)	(345)
Total income tax expense	$ 1,461	$ 1,545